                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [_]; Amendment Number: __

 This Amendment (Check only one.):      [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     York Capital Management Global Advisors, LLC
Address:  767 Fifth Avenue
          17th Floor
          New York, NY 10153

Form 13F File Number: 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Adam J. Semler
Title:  Chief Operating Officer
Phone:  (212) 300-1300

Signature, Place, and Date of Signing:

    /s/ Adam J. Semler        New York, New York         February 14, 2011
 ------------------------  -------------------------  ------------------------
       [Signature]               [City, State]                 [Date]

Report Type* (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           83
Form 13F Information Table Value Total:   $4,996,197
                                         -------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2  COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- --------  --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                    VOTING AUTHORITY
                              TITLE OF             VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER                 CLASS     CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
----------------------------- --------  --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ABERCROMBIE & FITCH CO         CL A     002896207  91,091  1,580,619 SH          SOLE             1,580,619
ABITIBIBOWATER INC            COM NEW   003687209  53,391  2,255,651 SH          SOLE             2,255,651
AEROPOSTALE                     COM     007865108  31,046  1,260,000 SH          SOLE             1,260,000
AIR PRODS & CHEMS INC           COM     009158106 183,761  2,020,465 SH          SOLE             2,020,465
AK STL HLDG CORP                COM     001547108  15,081    921,289 SH          SOLE               921,289
ALPHA NATURAL RESOURCES INC     COM     02076X102  83,731  1,394,824 SH          SOLE             1,394,824
AON CORP                        COM     037389103  80,315  1,745,600 SH          SOLE             1,745,600
APPLIED SIGNAL TECHNOLOGY IN    COM     038237103   4,736    125,000 SH          SOLE               125,000
ARCADIA RES INC                 COM     039209101     940  3,125,000 SH          SOLE             3,125,000
BECKMAN COULTER INC             COM     075811109  28,135    373,988 SH          SOLE               373,988

COLUMN 1                      COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
----------------------------- -------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                                                     VOTING AUTHORITY
                              TITLE OF            VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER                 CLASS    CUSIP    (X$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------- -------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
BED BATH & BEYOND INC           COM    075896100  23,062     469,229 SH          SOLE                469,229
BJS WHOLESALE CLUB INC          COM    05548J106  11,975     250,000 SH          SOLE                250,000
CACI INTL INC                  CL A    127190304   3,204      60,000 SH          SOLE                 60,000
CB RICHARD ELLIS GROUP INC     CL A    12497T101  25,100   1,225,620 SH          SOLE              1,225,620
CHEMTURA CORP                 COM NEW  163893209  91,508   5,726,421 SH          SOLE              5,726,421
CITIGROUP INC                   COM    172967101 207,648  43,900,419 SH          SOLE             43,900,419
COMMERCIAL VEH GROUP INC        COM    202608105   9,715     597,880 SH          SOLE                597,880
COMMUNITY HEALTH SYS INC NEW    COM    203668108  74,740   2,000,000 SH          SOLE              2,000,000
DANA HLDG CORP                  COM    235825205  36,516   2,121,846 SH          SOLE              2,121,846
DELTA AIR LINES INC DEL       COM NEW  247361702   2,949     234,117 SH          SOLE                234,117
EMERGENCY MEDICAL SVCS CORP    CL A    29100P102  73,377   1,135,702 SH          SOLE              1,135,702

COLUMN 1                     COLUMN 2  COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                   VOTING AUTHORITY
                             TITLE OF             VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER                CLASS     CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
FLOWSERVE CORP                  COM    34354P105   2,980     25,000 SH          SOLE                25,000
GENERAL ELEC CO                 COM    369604103 170,173  9,304,163 SH          SOLE             9,304,163
GENERAL MTRS CO                 COM    37045V100 101,149  2,744,141 SH          SOLE             2,744,141
HERTZ GLOBAL HOLDINGS INC       COM    42805T105 138,884  9,584,847 SH          SOLE             9,584,847
IVANHOE MINES LTD               COM    46579N103 132,271  5,768,911 SH          SOLE             5,768,911
LINCOLN NATL CORP IND           COM    534187109  98,147  3,529,200 SH          SOLE             3,529,200
LYONDELLBASELL INDUSTRIES N   SHS -A-  N53745100 209,650  6,094,500 SH          SOLE             6,094,500
MANITOWOC INC                   COM    563571108  64,099  4,889,380 SH          SOLE             4,889,380
MANTECH INTL CORP              CL A    564563104   2,893     70,000 SH          SOLE                70,000
MARKET VECTORS ETF TR          GOLD
                             MINER ETF 57060U100  51,799    842,675 SH          SOLE               842,675
MASSEY ENERGY COMPANY           COM    576206106 191,973  3,578,258 SH          SOLE             3,578,258

COLUMN 1                      COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- -------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                   VOTING AUTHORITY
                              TITLE OF            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER                 CLASS    CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
----------------------------- -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
MEAD JOHNSON NUTRITION          COM    582839106 169,424  2,721,678 SH          SOLE             2,721,678
MODINE MFG CO                   COM    607828100   5,654    364,800 SH          SOLE               364,800
PETROHAWK ENERGY                COM    716495106   7,026    385,000 SH          SOLE               385,000
PETSMART INC                    COM    716768106   8,959    225,000 SH          SOLE               225,000
POTASH CORP SASK INC            COM    73755L107 172,867  1,116,500 SH          SOLE             1,116,500
QUICKSILVER RESOURCES INC       COM    74837R104  37,942  2,574,135 SH          SOLE             2,574,135
RADWARE LTD                     ORD    M81873107  64,654  1,723,657 SH          SOLE             1,723,657
SCHWEITZER-MAUDUIT INTL INC     COM    808541106   1,125     17,883 SH          SOLE                17,883
SEALED AIR CORP NEW             COM    81211K100  23,580    926,536 SH          SOLE               926,536
SMURFIT-STONE CONTAINER CORP    COM    83272A104   4,866    190,113 SH          SOLE               190,113
SPANSION INC                  COM CL A
                                NEW    84649R200   3,866    186,776 SH          SOLE               186,776

COLUMN 1                      COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- -------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                   VOTING AUTHORITY
                              TITLE OF            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER                 CLASS    CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
----------------------------- -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
SPDR GOLD TRUST               GOLD SHS 78463V107  51,562    371,700 SH          SOLE               371,700
STONERIDGE INC                  COM    86183P102   2,128    134,800 SH          SOLE               134,800
UNITED STATES STL CORP          COM    912909108 122,210  2,091,922 SH          SOLE             2,091,922
GRACE W R & CO DEL NEW          COM    38388F108  99,407  2,829,706 SH          SOLE             2,829,706
WALTER ENERGY INC               COM    93317Q105 124,563    974,367 SH          SOLE               974,367
WILLIAMS SONOMA INC             COM    969904101  70,920  1,987,132 SH          SOLE             1,987,132
ABOVENET INC                    COM    00374N107 135,647  2,320,353 SH          SOLE             2,320,353
GILAT SATELLITE NETWORKS LTD  SHS NEW  M51474118  40,608  8,121,651 SH          SOLE             8,121,651
PRIDE INTL INC DEL              COM    74153Q102  33,090  1,002,752 SH          SOLE             1,002,752
AIRGAS INC                      COM    009363102  93,613  1,498,772 SH          SOLE             1,498,772
COMMSCOPE INC                   COM    203372107 122,455  3,922,327 SH          SOLE             3,922,327

COLUMN 1                      COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- -------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                   VOTING AUTHORITY
                              TITLE OF            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER                 CLASS    CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
----------------------------- -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
EXCO RESOURCES INC              COM    269279402  36,507  1,879,900 SH          SOLE             1,879,900
GENZYME CORP                    COM    372917104 596,692  8,380,519 SH          SOLE             8,380,519
MARTEK BIOSCIENCES CORP         COM    572901106  15,650    500,000 SH          SOLE               500,000
MCAFEE INC                      COM    579064106   8,081    174,500 SH          SOLE               174,500
MEDIACOM COMMUNICATIONS        CL A    58446K105   2,541    300,000 SH          SOLE               300,000
SYNIVERSE HLDGS INC             COM    87163F106   5,398    175,000 SH          SOLE               175,000
TENET HEALTHCARE CORP           COM    88033G100  43,380  6,484,400 SH          SOLE             6,484,400
ALCON INC                     COM SHS  H01301102 282,950  1,731,642 SH          SOLE             1,731,642
TALECRIS BIOTHERAPEUTICS HLD    COM    874227101  46,735  2,005,816 SH          SOLE             2,005,816
IVANHOE ENERGY INC              COM    465790103   2,617    959,720 SH          SOLE               959,720
NEXEN INC                       COM    65334H102  34,447  1,507,000 SH          SOLE             1,507,000

COLUMN 1                      COLUMN 2 COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
----------------------------- -------- --------- -------- ---------------- ---------- -------- ------------------
                                                                                                VOTING AUTHORITY
                              TITLE OF            VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   ------------------
NAME OF ISSUER                 CLASS    CUSIP    (X$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
----------------------------- -------- --------- -------- ------- --- ---- ---------- -------- ------ ------ ----
SPDR S&P 500 ETF TR           TR UNIT  78462F103 130,890  19,650  SH  PUT     SOLE             19,650
ALPHA NATURAL RESOURCES INC     COM    02076X102  15,770  19,900  SH  CALL    SOLE             19,900
BANCO BILBAO VIZCAYA          SPONSORE
ARGENTA                        D ADR   05946K101     600  30,000  SH  CALL    SOLE             30,000
BANK OF AMERICA CORPORATION     COM    060505104   7,560  18,000  SH  CALL    SOLE             18,000
FORD MTR CO DEL               COM PAR
                               $0.01   345370860   4,895  21,000  SH  CALL    SOLE             21,000
HARVEST NATURAL RESOURCES IN    COM    41754V103     412   1,500  SH  CALL    SOLE              1,500
HOME DEPOT INC                  COM    437076102   6,425  10,000  SH  CALL    SOLE             10,000
IVANHOE MINES LTD               COM    46579N103  16,419  19,700  SH  CALL    SOLE             19,700
LOWES COS INC                   COM    548661107   5,970  10,000  SH  CALL    SOLE             10,000
MANITOWOC INC                   COM    563571108   3,255  10,500  SH  CALL    SOLE             10,500
POTASH CORP SASK INC            COM    73755L107   4,041   4,840  SH  CALL    SOLE              4,840

COLUMN 1                      COLUMN 2  COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
----------------------------- --------- --------- -------- ---------------- ---------- -------- -------------------
                                                                                                 VOTING AUTHORITY
                              TITLE OF             VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   -------------------
NAME OF ISSUER                 CLASS     CUSIP    (X$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------- --------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
VODAFONE GROUP PLC NEW        SPONS ADR
                                 NEW    92857W209   3,831    9,700 SH  CALL    SOLE               9,700
VULCAN MATLS CO                  COM    929160109   8,585   15,842 SH  CALL    SOLE              15,842
WILLIAMS COS INC DEL             COM    969457100   7,110   30,000 SH  CALL    SOLE              30,000
POTASH CORP SASK INC             COM    73755L107  13,056   11,065 SH  PUT     SOLE              11,065
MIRANT CORP NEW                *W EXP
                              01/03/201 60467R126       0   12,480 SH          SOLE              12,480
MIRANT CORP NEW                *W EXP
                              01/03/201 60467R118       0  122,372 SH          SOLE             122,372
RETAIL OPPORTUNITY INVTS COR   *W EXP
                              10/23/201 76131N119     175  250,000 SH          SOLE             250,000